FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Renegotiated Loans, Refinanced Loans and Expected Loss (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	S/ 2,407,516	S/ 2,100,018
Expected loss	8,645,945	8,530,986
Refinanced Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	2,386,168	2,090,159
Expected loss	1,026,340	866,151
Renegotiated Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Renegotiated loans	6,996,206	9,706,484
Expected loss	1,060,726	1,541,085
Stage 1 [Member] | Refinanced Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	56,439	67,619
Expected loss	1,445	702
Stage 1 [Member] | Renegotiated Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Renegotiated loans	4,093,815	5,137,915
Expected loss	36,800	60,660
Stage 2 [Member] | Refinanced Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	41,380	23,157
Expected loss	5,984	1,698
Stage 2 [Member] | Renegotiated Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Renegotiated loans	1,536,104	2,544,631
Expected loss	146,087	211,866
Stage 3 [Member] | Refinanced Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	2,288,349	1,999,383
Expected loss	1,018,911	863,751
Stage 3 [Member] | Renegotiated Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Renegotiated loans	1,366,287	2,023,938
Expected loss	S/ 877,839	S/ 1,268,559